Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax assets	$ 3,779	$ 3,014	$ 3,267
Canada
Deferred tax assets and liabilities
Deferred tax assets	844
France
Deferred tax assets and liabilities
Deferred tax assets	738
Australia
Deferred tax assets and liabilities
Deferred tax assets	704
United States
Deferred tax assets and liabilities
Deferred tax assets	492
United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	441
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	90	75	130
Not later than one year | France
Deferred tax assets and liabilities
Deferred tax assets	6
Year 2
Deferred tax assets and liabilities
Deferred tax assets	70	64	109
Year 2 | France
Deferred tax assets and liabilities
Deferred tax assets	6
Year 3
Deferred tax assets and liabilities
Deferred tax assets	38	60	60
Year 3 | France
Deferred tax assets and liabilities
Deferred tax assets	7
Year 4
Deferred tax assets and liabilities
Deferred tax assets	32	24
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	1,423	1,330	1,154
Year 5 and after | Canada
Deferred tax assets and liabilities
Deferred tax assets	844
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	492
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	2,126	$ 1,461	$ 1,814
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	719
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	704
Unlimited | United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	$ 441